Disaggregation of Revenues and Segment Reporting (Details) - Schedule of revenues - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Appliances	$ 2,204,625	$ 2,899,361
Appliance accessories, parts, and other	316,159	365,005
Automotive horns	1,199,856
Automotive lighting	442,135
Custom cabinets and countertops	4,167,801	1,515,909
Finished carpentry	3,743,302
Total Revenues	12,073,878	4,780,275	$ 30,660,984	$ 8,745,446
Retail and Appliances [Member]
Revenues
Appliances	2,204,625	2,899,361
Appliance accessories, parts, and other	316,159	365,005
Automotive horns
Automotive lighting
Custom cabinets and countertops
Finished carpentry
Total Revenues	2,520,784	3,264,366
Construction [Member]
Revenues
Appliances
Appliance accessories, parts, and other
Automotive horns
Automotive lighting
Custom cabinets and countertops	4,167,801	1,515,909
Finished carpentry	3,743,302
Total Revenues	7,911,103	1,515,909
Automotive Supplies [Member]
Revenues
Appliances
Appliance accessories, parts, and other
Automotive horns	1,199,856
Automotive lighting	442,135
Custom cabinets and countertops
Finished carpentry
Total Revenues	$ 1,641,991